Contents of Significant Accounts - Deferred Government Grants (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Miscellaneous Liabilities [Abstract]
Beginning balance	$ 10,207,109		$ 13,551,553
Arising during the period	2,498,990		578,844
Other operating income	(4,069,055)	$ (146,685)	(3,994,818)	$ (4,062,148)
Exchange effect	(93,246)		71,530
Ending balance	8,543,798		10,207,109	13,551,553
Current (classified under other current liabilities)	4,096,742		3,836,211
Non-current (classified under other noncurrent liabilities)	4,447,056		6,370,898
Total	$ 8,543,798		$ 10,207,109	$ 13,551,553